Schedule of future amortization expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	[1]
2024		$ 1,540,557
2025		1,540,557
2026		305,003
2027
Intangible assets, net	$ 3,000,978	$ 3,386,117	$ 9,191,713
Seamless Group Inc [Member]
2024			2,948,062
2025			2,779,867
2026			2,343,051
2027			815,240
2028			305,493
Thereafter
Intangible assets, net			$ 9,191,713	$ 9,849,778

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.